N-4	Apr. 10, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Life Insurance Co (RILA MVA)
Entity Central Index Key	0002041679
Entity Investment Company Type	N-4
Document Period End Date	Apr. 10, 2026
Amendment Flag	false
Fixed Annuity_Strategic Value Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If You withdraw money during the first 9 Contract years from the Contract, You may be assessed a Surrender charge of up to
5%, as a percentage of the amount Surrendered.
For example, if You make an early withdrawal, You could pay a Surrender charge of up to $5,000 on a $100,000 investment.
Market Adjusted Value. If You make a full Surrender of the Contract during the Accumulation Period due to a Contract discontinuation, We will apply a Market Adjusted Value calculation, which may be negative. In extreme circumstances, You could lose up to 100% of the amount Surrendered due to a negative Market Adjusted Value calculation. For example, if You were to $100,000 to the Contract and later were to discontinue the Contract,
You could lose up to $100,000 of Your investment. This loss will be greater if You also have to pay Surrender charges, taxes, and tax penalties. Only full Surrenders due to Contract discontinuations will be subject to a
Market Adjusted Value calculation.
Fee Table Charges, Deductions and Adjustments – Surrender Charge; Contract Discontinuation and Market Adjusted Value
Are There Transaction Charges?	No. Other than Surrender charges and a Market Adjusted Value calculation, there are no charges for other Contract transactions.	Fee Table Charges, Deductions and Adjustments
Are There Ongoing Fees and Expenses?	No. There are no ongoing fees or expenses under the Contract.	Fee Table Charges, Deductions and Adjustments

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If You withdraw money during the first 9 Contract years from the Contract, You may be assessed a Surrender charge of up to
5%, as a percentage of the amount Surrendered.
For example, if You make an early withdrawal, You could pay a Surrender charge of up to $5,000 on a $100,000 investment.
Market Adjusted Value. If You make a full Surrender of the Contract during the Accumulation Period due to a Contract discontinuation, We will apply a Market Adjusted Value calculation, which may be negative. In extreme circumstances, You could lose up to 100% of the amount Surrendered due to a negative Market Adjusted Value calculation. For example, if You were to $100,000 to the Contract and later were to discontinue the Contract,
You could lose up to $100,000 of Your investment. This loss will be greater if You also have to pay Surrender charges, taxes, and tax penalties. Only full Surrenders due to Contract discontinuations will be subject to a
Market Adjusted Value calculation.
Fee Table Charges, Deductions and Adjustments – Surrender Charge; Contract Discontinuation and Market Adjusted Value

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. Other than Surrender charges and a Market Adjusted Value calculation, there are no charges for other Contract transactions.	Fee Table Charges, Deductions and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	No. There are no ongoing fees or expenses under the Contract.	Fee Table Charges, Deductions and Adjustments

Risks [Table Text Block]
Risks
Is There a Risk of Loss from Poor Performance?
No. While there is no risk of loss from poor performance in the Guarantee
Periods of the General Account, You can lose money by investing in the
Contract, including loss of principal. A full Surrender due to a Contract discontinuation may be subject to a negative Market Adjusted Value calculation, which may result in loss.
Principal Risks of Investing in the Contract Charges, Deductions and Adjustments
Is This a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the
Contract may result in Surrender charges, taxes and tax penalties.
●Surrender charges may apply for the first 9 years of the Contract.
Surrender charges will reduce the value of Your Contract if You withdraw money during the applicable time period. Surrender charges will reduce the value of Your Contract if You withdraw money during that time period. Withdrawals could significantly reduce the value of your
Contract, the death benefit, and the amount available for loans.
●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
●Full Surrenders during the Accumulation Period due to a Contract discontinuation will result in a negative Market Adjusted Value calculation.
●At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the renewal rate of interest.
Principal Risks of Investing in the Contract Interest Periods Charges, Deductions and Adjustments
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to risk.
●Investment in the Guarantee Periods has its own unique risks. You should review the prospectus disclosure in the Guarantee Periods and the General Account before making an investment decision.
Principal Risks of Investing in the Contract Interest Periods
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Guarantee Periods), guarantees or benefits of the Contract are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about the Company, including Our financial strength ratings, is available by contacting Us at 888-243-1968.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes.●Transfers to Approved Products not issued by Us, may not exceed 20% per Contract/Certificate Year of the Cash Value on each Contract/Certificate Year anniversary.●We reserve the right to modify the amount available for transfer to Approved Products and to products not issued by Us.●Amounts transferred to and from this Contract are subject to Competing Funds restrictions.●Where permitted by state law, We reserve the right to restrict Purchase Payments or transfers into the Contract.
Key Information, Benefit Restrictions [Text Block]	Yes.●Withdrawals will reduce the value of the death benefit, perhaps significantly.●Except as otherwise provided, Contract benefits may not be modified or terminated by Us. ●The Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer’s or Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.If You purchase the Contract through a tax-qualified plan or individual retirement account, You do not get any additional tax benefit.●You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if You take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling this Contract in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence an investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance Contract, some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange a Contract You already own if You determine, after comparing the features, fees, and risks of both Contracts,and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new Contract rather than continue to own Your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees, expenses, and adjustments that You will pay when buying, owning, and surrendering, or making withdrawals from a Guarantee Period or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have selected.The first table describes the fees and expenses that You will pay at the time that You buy the Contract, Surrender the Contract, make withdrawals from a Guarantee Period or from the Contract, or transfer Contract Value between Guarantee Periods. State premium taxes of 0% to 3.5% may also be deducted.Transaction Expenses
Surrender Charge(1):	5%
(As a percentage of amount Surrendered)
Account Reduction Loan Initiation Fee	$75.00(2)
Annual Loan Maintenance Fee	$50.00
(1)The Surrender charge applies to full and partial Surrenders before the end of the eighth Contract/Certificate Year. The Surrender charge for an allocated Contract is calculated based on the age of each Certificate. The Surrender charge for an unallocated Contract is calculated based on the age of the Contract. The maximum Surrender charge is computed as a percentage of the Cash Value being Surrendered and declines to zero after 8 complete Contract/Certificate Years. We may waive Surrender charges in certain instances. See “Charges, Deductions and Adjustments – Surrender Charge”. The charge is as follows:
Contract/Certificate Year	Surrender Charge
1-2	5%
3-4	4%
5-6	3%
7	2%
8	1%
9+	0%
(2)Loans will be charged an initial set-up fee of $75.00.The next table describes the adjustments, in addition to any transaction expenses, that may apply if all of the Contract Value is Surrendered from the Contract.Adjustments
Market Adjusted Value Maximum Potential Loss (1)	100%
(as a percentage of the Contract Value surrendered)
(1)Only full Surrenders during the Accumulation Period due to Contract discontinuations will be subject to a Market Adjusted Value calculation. See “Charges, Deductions, and Adjustments – Contract Discontinuation and Market Adjusted Value” for more information.
Transaction Expenses [Table Text Block]	Transaction Expenses
Surrender Charge(1):	5%
(As a percentage of amount Surrendered)
Account Reduction Loan Initiation Fee	$75.00(2)
Annual Loan Maintenance Fee	$50.00
(1)The Surrender charge applies to full and partial Surrenders before the end of the eighth Contract/Certificate Year. The Surrender charge for an allocated Contract is calculated based on the age of each Certificate. The Surrender charge for an unallocated Contract is calculated based on the age of the Contract. The maximum Surrender charge is computed as a percentage of the Cash Value being Surrendered and declines to zero after 8 complete Contract/Certificate Years. We may waive Surrender charges in certain instances. See “Charges, Deductions and Adjustments – Surrender Charge”. The charge is as follows:
Contract/Certificate Year	Surrender Charge
1-2	5%
3-4	4%
5-6	3%
7	2%
8	1%
9+	0%
(2)Loans will be charged an initial set-up fee of $75.00.
Deferred Sales Load (of Amount Surrendered), Current [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	The Surrender charge applies to full and partial Surrenders before the end of the eighth Contract/Certificate Year. The Surrender charge for an allocated Contract is calculated based on the age of each Certificate. The Surrender charge for an unallocated Contract is calculated based on the age of the Contract. The maximum Surrender charge is computed as a percentage of the Cash Value being Surrendered and declines to zero after 8 complete Contract/Certificate Years. We may waive Surrender charges in certain instances. See “Charges, Deductions and Adjustments – Surrender Charge”. The charge is as follows:
Contract/Certificate Year	Surrender Charge
1-2	5%
3-4	4%
5-6	3%
7	2%
8	1%
9+	0%

Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that may apply if all of the Contract Value is Surrendered from the Contract.Adjustments
Market Adjusted Value Maximum Potential Loss (1)	100%
(as a percentage of the Contract Value surrendered)
(1)Only full Surrenders during the Accumulation Period due to Contract discontinuations will be subject to a Market Adjusted Value calculation. See “Charges, Deductions, and Adjustments – Contract Discontinuation and Market Adjusted Value” for more information.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for You. Please discuss Your insurance needs and financial objectives with Your financial representative.Interest Rate Risk. At the end of each Guarantee Period, a renewal interest rate will be determined by the Company. The Company’s management will make the final determination as to any Guaranteed Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee any future Guaranteed Interest Rate in excess of the minimum rate. You bear the risk that we will not declare a rate in excess of the minimum rate.Withdrawal Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, and the amount available for loans. A charge may be assessed on withdrawals and Surrenders in addition to taxes and tax penalties and these deductions could be substantial. Full Surrenders due to Contract discontinuations may also be subject to a negative Market Adjusted Value calculation, in addition to any applicable Surrender charges and tax consequences, which will decrease the amount payable to You. In extreme circumstances, You could lose up to 100% of the amount Surrendered due to a negative Market Adjusted Value calculation. You should consider the impact that a withdrawal may have on Contract benefits.Insurance Company Risk. Any obligations (including under the Guarantee Periods), guarantees and benefits of the Contract are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, therefore unable to provide all of the obligations, guarantees and benefits under the Contract that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under this Contract.Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.Plan Terms Risk. The terms and conditions of the Plan govern what is available to Participants. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to Surrender charges under the Contract.Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies (“AI”) may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack.A failure of Our computer systems could cause significant interruptions in Our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the benefit under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge	●Withdrawals may significantly reduce the benefit ●May not be available under an unallocated Contract
The Death Benefit is discussed in the prospectus section entitled “Death Benefit”. The availability of benefits may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the benefits available to You.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge	●Withdrawals may significantly reduce the benefit ●May not be available under an unallocated Contract

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A
Investment Options Available Under the ContractThe following lists the investment option currently available under the Contract, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF107?site=BHF1. For more information about the Guarantee Periods, see “Interest Periods.”Note: Full Surrenders of the Contract during the Accumulation Period due to Contract discontinuations will be subject to a Market Adjusted Value calculation. This may result in a significant reduction in Your Contract Value. See “Charges, Deductions, and Adjustments – Contract Discontinuation and Market Adjusted Value” for more information.
Name	Term (Guarantee Period)	Guaranteed Minimum Interest Rate
General Account	12 months	1%

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following lists the investment option currently available under the Contract, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF107?site=BHF1. For more information about the Guarantee Periods, see “Interest Periods.”Note: Full Surrenders of the Contract during the Accumulation Period due to Contract discontinuations will be subject to a Market Adjusted Value calculation. This may result in a significant reduction in Your Contract Value. See “Charges, Deductions, and Adjustments – Contract Discontinuation and Market Adjusted Value” for more information.
Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information About Contracts with Index-Linked Options and Fixed Options subject to a Contract Adjustment.(a)The information in the table below is as of December 31, of the prior calendar year.
Name of the Contract	Number of Contracts outstanding	Total Value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts Sold during the prior calendar year	Gross Premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Fixed Account	4,340	$113,212,882	40	$10,216,406	$24,020,723	No
(b)Not Applicable.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Fixed Account
Non-variable Annuities, Number Outstanding	4,340
Non-variable Annuities, Total Value	$ 113,212,882
Non-variable Annuities, Number Sold	40
Non-variable Annuities, Gross Premiums	$ 10,216,406
Non-variable Annuities, Value Redeemed	$ 24,020,723
Fixed Annuity_Strategic Value Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit
If applicable under Your Plan, We may pay a death benefit in a single sum to the Beneficiary if a Participant dies before the Maturity Date. We also may pay a death benefit under certain circumstances if the Annuitant dies on or after the Maturity Date.The death benefit before the Maturity Date equals the Cash Value of a Participant’s Individual Account less any applicable Premium Tax as of the date We receive Due Proof of Death. If the Annuitant dies on or after the Maturity Date, the death benefit will consist of any benefit remaining under the Annuity option then in effect.We will pay interest on death proceeds of a Participant’s Individual Account in accordance with regulations in effect by the state whose laws apply to the Contract.Distribution RulesThe distributions required by federal tax law differ for qualified Plans depending on the type of Plan. Upon receipt of Due Proof of Death, the Beneficiary will instruct Us how to treat the proceeds, subject to the distribution rules discussed below.In general, the Beneficiary will receive any remaining contractual benefits upon the death of the Participant. The Beneficiary may receive the remaining benefits in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available, subject to the requirements of the Code.Please see Your Contract and Your tax adviser for more information.
Fixed Annuity_Strategic Value Annuity | Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Withdrawals may significantly reduce the benefit●May not be available under an unallocated Contract
Name of Benefit [Text Block]	Death Benefit
Fixed Annuity_Strategic Value Annuity | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 75.00
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Loans will be charged an initial set-up fee of $75.00.
Other Annual Expense, Current [Dollars]	$ 50.00
Fixed Annuity_Strategic Value Annuity | Market Adjusted Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Market Adjusted Value. You could lose a significant amount of money due to a negative Market Adjusted Value calculation in certain circumstances if the Contract is Surrendered.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Only full Surrenders during the Accumulation Period due to a Contract discontinuation may be subject to a Marked Adjusted Value calculation.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	Market Adjusted Value. If You make a full Surrender of the Contract during the Accumulation Period due to a Contract discontinuation, We will apply a Market Adjusted Value calculation, which may be negative. In extreme circumstances, You could lose up to 100% of the amount Surrendered due to a negative Market Adjusted Value calculation.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if You were to $100,000 to the Contract and later were to discontinue the Contract, You could lose up to $100,000 of Your investment. This loss will be greater if You also have to pay Surrender charges, taxes, and tax penalties. Only full Surrenders due to Contract discontinuations will be subject to a Market Adjusted Value calculation.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Key Information, Transactions Subject to Contract Adjustment [Text Block]	No. Other than Surrender charges and a Market Adjusted Value calculation, there are no charges for other Contract transactions.
Item 4. Fee Table [Line Items]
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	Only full Surrenders during the Accumulation Period due to Contract discontinuations will be subject to a Market Adjusted Value calculation. See “Charges, Deductions, and Adjustments – Contract Discontinuation and Market Adjusted Value” for more information.
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Contract Discontinuation and Market Adjusted ValueUnder certain circumstances, We may discontinue the Contract.You may discontinue this Contract by Written Request at any time for any reason.If the Contract is discontinued, any Certificates issued under the Contract will be discontinued.We reserve the right to discontinue this Contract if:•the Cash Value of Your Contract is less than the termination amount shown on Your Contract specifications page. We state a termination amount on Your Contract specifications page. In general, this amount is $2,000 of the Cash Value of a Participant’s Individual Account (the amount is $2,000 per account for an allocated Contract and $20,000 per unallocated Contract). If the Cash Value in a Participant’s Individual Account is less than that stated termination amount, We reserve the right to terminate that account and move the Cash Value of that Participant’s Individual Account to Your Account. We will move to Your Account, at Your direction, any Cash Value to which a Participant is not entitled under the Plan upon termination;•We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or•We receive notice that is satisfactory to Us of Plan Termination.If You discontinue this Contract because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Market Adjusted Value calculation will not apply and We will distribute the Cash Surrender Value directly to the employees entitled to share in such distributions in accordance with the provisions of the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities.The following events will not trigger a Market Adjusted Value:•retirement, death, or disability of a Participant (as defined by Code Section 72(m)(7));•Separation from Service;•hardship withdrawals as defined by the Code;•return of Excess Plan Contributions;•certain Plan expenses as mutually agreed upon between You and Us;•transfers to an employer stock fund as mutually agreed upon between You and Us;•annuitization under this Contract;•partial Surrenders;•distribution of a loan under the Plan; and•required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or withdrawals to avoid required federal income tax penalties. (This exception only applies to amounts required to be distributed from this Contract.)However, if You discontinue this Contract for any other reason than the events described immediately above or if the Contact is discontinued due to Our exercise of Our right to discontinue the Contract, We will determine the Market Adjusted Value of the Contract. The Market Adjusted Value is the adjusted Contract Value as of the date of discontinuance, which reflects the relationship between the rate of interest credited to new deposits for this class of Contracts at the time of discontinuance and the rate of interest credited to amounts in Your Contract at the time of discontinuance. The Market Adjusted Value may be greater than or less than the Cash Value of the Contract.If the Market Adjusted Value is less than the Cash Value of Your Contract as of the date of discontinuance, We will pay You Your choice of:(a)the Market Adjusted Value, less any amounts deducted on Surrender, in one lump sum within 60 days of the date of discontinuance; or(b)the Cash Surrender Value of the Contract in equal installments over a 5-year period. We determine the amount deducted on Surrender, if any, as of the date of discontinuance and will apply that amount to all installment payments. We will credit interest to the remaining Cash Value during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. We will make the first payment no later than 60 days following Our mailing the written notice to You at the most current address available on Our records. We will mail the remaining payments on each anniversary of the discontinuance date for 4 years. Allowable distributions shown of Your Contract specifications page are not allowed during the 5-year installment period.If the Market Adjusted Value is greater than the Cash Value of the Contract as of the date of discontinuance, We will pay You Your Choice of:(a)the Cash Surrender Value of the Contract within 60 days of the date of discontinuance; or(b)the Cash Value of the Contract in equal installments over a 5-year period. We will credit interest on the remaining Cash Value of the Contract during the installment period at a fixed annual rate of interest. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. We will make the first payment no later than 60 days following Our mailing of the written notice to You at the most current address available on Our records. We will mail the remaining payments on each anniversary of the discontinuance date for 4 years. We do not allow the allowable distributions shown on Your Contract specifications page during the 5-year installment period.Market Adjusted Value FormulaThe Market Adjusted Value calculation may apply only to full Surrenders of the Contract during the Accumulation Period due to a Contract discontinuation. The amount payable to You may be increased or decreased by the application of the Market Adjusted Value calculation to the Cash Value. This is the Market Adjusted Value. A negative Market Adjusted Value calculation will result in loss. In extreme circumstances, You could lose up to 100% of the amount Surrendered due to a negative Market Adjusted Value calculation.If Your Contract Value is subject to both a Market Adjusted Value calculation and a Surrender charge, the Market Adjusted Value calculation will be applied first. Any applicable Surrender charges, taxes or other amounts deducted upon Surrender will be deducted from the Market Adjusted Value. A Surrender charge will generally apply if You make a partial or full Surrender of Your Contract. The Market Adjusted Value calculations reflect the relationship between the interest rate on new deposits for this class of Contracts on the date of Surrender and the interest rate credited to amounts in Your Contract on the date of Surrender. The purpose of the Market Adjusted Value calculation is to generally transfer from Us to You the risk of losses on the fixed income investments that We acquire to support Our obligations under the Contract if You prematurely liquidate Your investment.The amount payable on a full Surrender at Contract discontinuance will be adjusted up or down by the application of the Market Adjusted Value calculation. Generally, if interest rates increase from the time that you originally allocate an amount to the Contract to the time of full Surrender at Contract discontinuance, one could expect a negative Market Adjusted Value. If interest rates decrease in that time period, one could expect a positive Market Adjusted Value. The Market Adjusted Value formula when there is a discontinuance of the Contract is the following:Market Adjusted Value = Cash Value × (1+RO)5 /(1+R1+.0025†)[5]Where:RO is the weighted average of all interest rates credited to all amounts in the Contract on the date of discontinuance, andR1 is the interest rate on new deposits for this class of Contracts on the date of discontinuance.† 25 basis points is the margin to cover liquidating the specific level of assets when a Market Adjusted Value calculation is triggered. The rate is set by the underlying Contract as part of the overall market adjustment formula.The Market Adjusted Value will be greater than the Cash Value when the weighted average interest rate credited to the Contract is more than 0.25% (0.0025) higher than the credited rates on new deposits. The Market Adjusted Value will be less than the Cash Value when the weighted average interest rate credited to the Contract is less than 0.25% (0.0025) higher than the credited rates on new deposits.For additional information, including examples demonstrating the operation of the Market Adjusted Value formula, please refer to the Statement of Additional information. You can obtain information regarding the current Market Adjusted Value by contacting Us at (833) 208-3018. However, this value can fluctuate daily, and the value quoted may differ from the actual Market Adjusted Value at the time of a transaction.Example of Negative Market Adjusted Value:A negative Market Adjusted Value results when credited interest rates are higher on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are crediting 4.50%, and the weighted average interest rate credited to the Contract is 4.00%. The Cash Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$96,470.95 = $100,000 * (1+0.04)5 /(1+0.045+0.0025)[5]Example of Positive Market Adjusted Value:A positive Market Adjusted Value generally results when credited interest rates are lower on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are credited 4.50%, and the weighted average interest rate credited to the Contract is 5.00%. The Cash Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$101,199.03 = $100,000 * (1+0.05)5 /(1+0.045+0.0025)[5]
Contract Adjustment, Applicable Period [Text Block]	The Market Adjusted Value is the adjusted Contract Value as of the date of discontinuance, which reflects the relationship between the rate of interest credited to new deposits for this class of Contracts at the time of discontinuance and the rate of interest credited to amounts in Your Contract at the time of discontinuance.
Contract Adjustment, Waiver Circumstances [Text Block]	Under certain circumstances, We may discontinue the Contract.You may discontinue this Contract by Written Request at any time for any reason.If the Contract is discontinued, any Certificates issued under the Contract will be discontinued.We reserve the right to discontinue this Contract if:•the Cash Value of Your Contract is less than the termination amount shown on Your Contract specifications page. We state a termination amount on Your Contract specifications page. In general, this amount is $2,000 of the Cash Value of a Participant’s Individual Account (the amount is $2,000 per account for an allocated Contract and $20,000 per unallocated Contract). If the Cash Value in a Participant’s Individual Account is less than that stated termination amount, We reserve the right to terminate that account and move the Cash Value of that Participant’s Individual Account to Your Account. We will move to Your Account, at Your direction, any Cash Value to which a Participant is not entitled under the Plan upon termination;•We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or•We receive notice that is satisfactory to Us of Plan Termination.
Contract Adjustment, Manner Determined [Text Block]	If You discontinue this Contract because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Market Adjusted Value calculation will not apply and We will distribute the Cash Surrender Value directly to the employees entitled to share in such distributions in accordance with the provisions of the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities.The following events will not trigger a Market Adjusted Value:•retirement, death, or disability of a Participant (as defined by Code Section 72(m)(7));•Separation from Service;•hardship withdrawals as defined by the Code;•return of Excess Plan Contributions;•certain Plan expenses as mutually agreed upon between You and Us;•transfers to an employer stock fund as mutually agreed upon between You and Us;•annuitization under this Contract;•partial Surrenders;•distribution of a loan under the Plan; and•required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or withdrawals to avoid required federal income tax penalties. (This exception only applies to amounts required to be distributed from this Contract.)However, if You discontinue this Contract for any other reason than the events described immediately above or if the Contact is discontinued due to Our exercise of Our right to discontinue the Contract, We will determine the Market Adjusted Value of the Contract.
Contract Adjustment, Effect on Value and Benefits [Text Block]	If the Market Adjusted Value is less than the Cash Value of Your Contract as of the date of discontinuance, We will pay You Your choice of:(a)the Market Adjusted Value, less any amounts deducted on Surrender, in one lump sum within 60 days of the date of discontinuance; or(b)the Cash Surrender Value of the Contract in equal installments over a 5-year period. We determine the amount deducted on Surrender, if any, as of the date of discontinuance and will apply that amount to all installment payments. We will credit interest to the remaining Cash Value during this installment period at a fixed effective annual interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. We will make the first payment no later than 60 days following Our mailing the written notice to You at the most current address available on Our records. We will mail the remaining payments on each anniversary of the discontinuance date for 4 years. Allowable distributions shown of Your Contract specifications page are not allowed during the 5-year installment period.If the Market Adjusted Value is greater than the Cash Value of the Contract as of the date of discontinuance, We will pay You Your Choice of:(a)the Cash Surrender Value of the Contract within 60 days of the date of discontinuance; or(b)the Cash Value of the Contract in equal installments over a 5-year period. We will credit interest on the remaining Cash Value of the Contract during the installment period at a fixed annual rate of interest. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. We will make the first payment no later than 60 days following Our mailing of the written notice to You at the most current address available on Our records. We will mail the remaining payments on each anniversary of the discontinuance date for 4 years. We do not allow the allowable distributions shown on Your Contract specifications page during the 5-year installment period.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	The Market Adjusted Value may be greater than or less than the Cash Value of the Contract.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	Market Adjusted Value FormulaThe Market Adjusted Value calculation may apply only to full Surrenders of the Contract during the Accumulation Period due to a Contract discontinuation. The amount payable to You may be increased or decreased by the application of the Market Adjusted Value calculation to the Cash Value. This is the Market Adjusted Value. A negative Market Adjusted Value calculation will result in loss. In extreme circumstances, You could lose up to 100% of the amount Surrendered due to a negative Market Adjusted Value calculation.If Your Contract Value is subject to both a Market Adjusted Value calculation and a Surrender charge, the Market Adjusted Value calculation will be applied first. Any applicable Surrender charges, taxes or other amounts deducted upon Surrender will be deducted from the Market Adjusted Value. A Surrender charge will generally apply if You make a partial or full Surrender of Your Contract. The Market Adjusted Value calculations reflect the relationship between the interest rate on new deposits for this class of Contracts on the date of Surrender and the interest rate credited to amounts in Your Contract on the date of Surrender. The purpose of the Market Adjusted Value calculation is to generally transfer from Us to You the risk of losses on the fixed income investments that We acquire to support Our obligations under the Contract if You prematurely liquidate Your investment.The amount payable on a full Surrender at Contract discontinuance will be adjusted up or down by the application of the Market Adjusted Value calculation. Generally, if interest rates increase from the time that you originally allocate an amount to the Contract to the time of full Surrender at Contract discontinuance, one could expect a negative Market Adjusted Value. If interest rates decrease in that time period, one could expect a positive Market Adjusted Value. The Market Adjusted Value formula when there is a discontinuance of the Contract is the following:Market Adjusted Value = Cash Value × (1+RO)5 /(1+R1+.0025†)[5]Where:RO is the weighted average of all interest rates credited to all amounts in the Contract on the date of discontinuance, andR1 is the interest rate on new deposits for this class of Contracts on the date of discontinuance.† 25 basis points is the margin to cover liquidating the specific level of assets when a Market Adjusted Value calculation is triggered. The rate is set by the underlying Contract as part of the overall market adjustment formula.The Market Adjusted Value will be greater than the Cash Value when the weighted average interest rate credited to the Contract is more than 0.25% (0.0025) higher than the credited rates on new deposits. The Market Adjusted Value will be less than the Cash Value when the weighted average interest rate credited to the Contract is less than 0.25% (0.0025) higher than the credited rates on new deposits.
Contract Adjustment, Relationship to Other Charges [Text Block]	Example of Negative Market Adjusted Value:A negative Market Adjusted Value results when credited interest rates are higher on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are crediting 4.50%, and the weighted average interest rate credited to the Contract is 4.00%. The Cash Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$96,470.95 = $100,000 * (1+0.04)5 /(1+0.045+0.0025)[5]Example of Positive Market Adjusted Value:A positive Market Adjusted Value generally results when credited interest rates are lower on new deposits than the weighted average interest rate credited to the Contract.Assume new deposits are credited 4.50%, and the weighted average interest rate credited to the Contract is 5.00%. The Cash Value at the time of discontinuance is $100,000.The Market Adjusted Value would be$101,199.03 = $100,000 * (1+0.05)5 /(1+0.045+0.0025)[5]
Contract Adjustment, Purpose [Text Block]	If Your Cash Value is subject to both a Market Adjusted Value calculation and a Surrender charge, the Market Adjusted Value calculation will be applied first. A Surrender charge will generally apply if You make a partial or full Surrender of Your Contract. However, a Surrender charge will not be applied to transfers from Your Contract made to Approved Products within Your Plan. If You make a transfer from Your Contract to Approved Products not issued by Us, You will be subject to Surrender charges. (See “Surrenders.”) A Market Adjusted Value calculation will generally apply to Contract discontinuations. (See “Contract Discontinuation and Market Adjusted Value.”)
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	You can obtain information regarding the current Market Adjusted Value by contacting Us at (833) 208-3018.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	However, this value can fluctuate daily, and the value quoted may differ from the actual Market Adjusted Value at the time of a transaction.
Fixed Annuity_Strategic Value Annuity | General Account
Fixed Option [Line Items]
Fixed Option Available, Name	General Account
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Fixed Annuity_Strategic Value Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. While there is no risk of loss from poor performance in the Guarantee Periods of the General Account, You can lose money by investing in the Contract, including loss of principal. A full Surrender due to a Contract discontinuation may be subject to a negative Market Adjusted Value calculation, which may result in loss.
Fixed Annuity_Strategic Value Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in Surrender charges, taxes and tax penalties.●Surrender charges may apply for the first 9 years of the Contract. Surrender charges will reduce the value of Your Contract if You withdraw money during the applicable time period. Surrender charges will reduce the value of Your Contract if You withdraw money during that time period. Withdrawals could significantly reduce the value of your Contract, the death benefit, and the amount available for loans.●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.●Full Surrenders during the Accumulation Period due to a Contract discontinuation will result in a negative Market Adjusted Value calculation.●At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the renewal rate of interest.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for You. Please discuss Your insurance needs and financial objectives with Your financial representative.
Fixed Annuity_Strategic Value Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to risk.●Investment in the Guarantee Periods has its own unique risks. You should review the prospectus disclosure in the Guarantee Periods and the General Account before making an investment decision.
Fixed Annuity_Strategic Value Annuity | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Withdrawal Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, and the amount available for loans. A charge may be assessed on withdrawals and Surrenders in addition to taxes and tax penalties and these deductions could be substantial. Full Surrenders due to Contract discontinuations may also be subject to a negative Market Adjusted Value calculation, in addition to any applicable Surrender charges and tax consequences, which will decrease the amount payable to You. In extreme circumstances, You could lose up to 100% of the amount Surrendered due to a negative Market Adjusted Value calculation. You should consider the impact that a withdrawal may have on Contract benefits.
Fixed Annuity_Strategic Value Annuity | Early Withdrawal Risk [Member] | Market Adjusted Value
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Fixed Annuity_Strategic Value Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Guarantee Periods), guarantees or benefits of the Contract are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about the Company, including Our financial strength ratings, is available by contacting Us at 888-243-1968.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Any obligations (including under the Guarantee Periods), guarantees and benefits of the Contract are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, therefore unable to provide all of the obligations, guarantees and benefits under the Contract that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under this Contract.
Fixed Annuity_Strategic Value Annuity | Interest Rate Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Interest Rate Risk. At the end of each Guarantee Period, a renewal interest rate will be determined by the Company. The Company’s management will make the final determination as to any Guaranteed Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee any future Guaranteed Interest Rate in excess of the minimum rate. You bear the risk that we will not declare a rate in excess of the minimum rate.
Fixed Annuity_Strategic Value Annuity | Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Fixed Annuity_Strategic Value Annuity | Plan Terms Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Plan Terms Risk. The terms and conditions of the Plan govern what is available to Participants. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to Surrender charges under the Contract.
Fixed Annuity_Strategic Value Annuity | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies (“AI”) may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack.A failure of Our computer systems could cause significant interruptions in Our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.